Business and Organization (Details) - USD ($)	Feb. 20, 2023	Nov. 28, 2022	Sep. 21, 2022	Nov. 19, 2024	Mar. 31, 2023	Jun. 30, 2022
Business and Organization [Line Items]
Equity interest			100.00%
Consideration amount	$ 1	$ 2,500,000	$ 1
Capital par value of shares (in Dollars per share)				$ 0.0001		$ 0.0001
Net deficit					$ 2,084,536
Antalpha [Member]
Business and Organization [Line Items]
Equity interest		49.00%
Number of shares issued (in Shares)		2,500,000
Capital par value of shares (in Dollars per share)		$ 0.0001